UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Total operating revenues	$ 171,021	$ 171,497
Vessel operating expenses	(37,848)	(34,631)
Voyage, charter hire and commission expenses, net	(6,630)	(2,339)
Administrative expenses	(9,245)	(11,323)
Depreciation and amortization	(45,661)	(37,746)
Total operating expenses	(99,384)	(86,039)
Operating income	71,637	85,458
Financial income/(expense):
Interest income	2,747	3,062
Interest expense	(46,228)	(38,858)
(Losses)/gains on derivative instruments	(6,055)	15,366
Other financial items, net	(913)	(1,452)
Net financial expense	(50,449)	(21,882)
Income before income taxes and non-controlling interests	21,188	63,576
Income taxes, net	(258)	(286)
Net income	20,930	63,290
Net income attributable to non-controlling interests	0	(649)
Net income attributable to the Owners of Cool Company Ltd.	$ 20,930	$ 62,641
Basic and diluted earning per share
Basic earnings per share (in dollars per share)	$ 0.39	$ 1.17
Diluted earnings per share (in dollars per share)	$ 0.39	$ 1.17
Time and voyage charter revenues
Total operating revenues	$ 162,293	$ 155,111
Vessel and other management fee revenues
Total operating revenues	1,379	7,402
Amortization of intangible assets and liabilities arising from charter agreements, net
Total operating revenues	$ 7,349	$ 8,984